Share based Compensation	12 Months Ended
Dec. 31, 2016
Share based Compensation
Share based Compensation

22. Share‑based Compensation

(i) Share‑based Compensation of the Company

The Company conditionally adopted a share option scheme on June 4, 2005 (as amended on March 21, 2007) and such scheme has a term of 10 years. It expired in 2016 and no further share options can be granted. Another share option scheme was conditionally adopted on April 24, 2015 (the “HCML Share Option Scheme”). Pursuant to the HCML Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company share options to subscribe for shares of the Company.

The aggregate number of shares issuable under the HCML Share Option Scheme is 2,425,597 ordinary shares. The aggregate number of shares issuable under the prior share option scheme which expired in 2016 is 345,910 ordinary shares. As of December 31, 2016, the number of shares authorized but unissued was 14,294,177 ordinary shares.

Share options granted are generally subject to a three‑year or four‑year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to three‑year vesting schedule, in general, vest 33.3% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 33.3% every subsequent year. Share options subject to four‑year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of eight to ten years from the date of grant.

On December 17, 2014,  593,686 share options were cancelled with the consent of the relevant eligible employees in exchange for 1,187,372 new share options of a subsidiary. On June 15, 2016, these 1,187,372 share options were cancelled with the consent of the relevant eligible employees in exchange for 593,686 new share options of the Company  (Note (ii)). These were accounted for as modifications of the original share options granted which did not result in any incremental fair value to the Group.

As of December 31, 2014,  75,000 outstanding share options were held by non‑employees. These share options are subject to re‑measurement through each vesting date to determine the appropriate share‑based compensation expense. These share options were fully vested as of December 31, 2014 and were exercised during the year ended December 31, 2015. As of December 31, 2016 and 2015,  no share options were held by non‑employees.

A summary of the Company’s share option activity and related information is as follows:

			Weighted-average
	Number of	Weighted-average	remaining	Aggregate
	share	Exercise Price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2014	2,303,317	3.67
Granted	—	—
Exercised	(1,025,228)	1.59
Cancelled	(593,686)	6.10
Outstanding at December 31, 2014	684,403	4.67	6.79	6,423
Granted	—	—
Exercised	(242,038)	3.77
Cancelled	—	—
Outstanding at December 31, 2015	442,365	5.16	6.53	10,061
Granted	693,686	19.70
Exercised	(92,705)	3.54
Cancelled	(3,750)	6.10
Outstanding at December 31, 2016	1,039,596	15.00	6.77	8,003
Vested and expected to vest at December 31, 2014	569,931	4.39	6.38	5,506
Vested and exercisable at December 31, 2014	419,878	3.91	5.64	4,256
Vested and expected to vest at December 31, 2015	333,393	4.85	6.05	7,685
Vested and exercisable at December 31, 2015	291,015	4.67	5.77	6,762
Vested and expected to vest at December 31, 2016	1,039,596	15.00	6.77	7,900
Vested and exercisable at December 31, 2016	767,376	14.64	6.66	6,106

The Company uses the Binomial model to estimate the fair value of share option awards using various assumptions that require management to apply judgment and make estimates, including:

Volatility

The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.

Risk‑free Rate

The risk‑free interest rates used in the Binomial model are with reference to the sovereign yield of the United Kingdom because the Company’s shares are currently listed on AIM and denominated in pounds sterling (£).

Dividends

The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Binomial model.

In determining the fair value of share options granted, the following assumptions were used in the Binomial model for awards granted in the periods indicated:

	Effective date of
	grant of share options
	June 24,	December 20,	June 15,
	2011	2013	2016
Value of each share option	£1.841	£3.154	£8.991
Significant inputs into the valuation model:
Exercise price	£4.405	£6.100	£19.700
Share price at effective date of grant	£4.325	£6.100	£19.700
Expected volatility	46.6%	36.0%	39.0%
Risk-free interest rate	3.13%	3.16%	1.00%
Contractual life of share options	10 years	10 years	8 years
Expected dividend yield	0%	0%	0%

The following table summarizes the Company’s share option values:

	Year Ended
	December 31,
	2016	2015	2014
Weighted-average grant-date fair value of share option granted during the period in £	8.991	—	—
Total intrinsic value of share options exercised in £'000	1,422	3,296	7,738
Total intrinsic value of share options exercised in US$’000	1,907	5,020	12,034

Share‑based Compensation Expense

The Company recognizes compensation expense for only the portion of options expected to vest, on a graded vesting approach over the requisite service period. The following table presents share‑based compensation expense included in the Group’s consolidated statements of operations:

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Research and development expenses	1,278	74	539
Administrative expenses	—	14	233
	1,278	88	772

As of December 31, 2016, the total unrecognized compensation cost was US$457,000, net of estimated forfeiture rates, and will be recognized on a graded vesting approach over the weighted‑average remaining service period of 1.02 years.

Cash received from option exercises under the share option plan for the years ended December 31, 2016, 2015 and 2014 was approximately US$426,000,  US$1,374,000 and US$2,680,000 respectively. The Company will issue new shares to satisfy share options exercises.

(ii) Share‑based Compensation of a subsidiary

HMHL adopted a share option scheme on August 6, 2008 (as amended on April 15, 2011) and such scheme has a term of 6 years. It expired in 2014 and no further share options can be granted. Another share option scheme was adopted on December 17, 2014 (the “HMHL Share Option Scheme”). Pursuant to the HMHL Share Option Scheme, any employee or director of HMHL and any of its holding company, subsidiaries and affiliates is eligible to participate in the HMHL Share Option Scheme subject to the discretion of the board of directors of HMHL.

The aggregate number of shares issuable under the HMHL Share Option Scheme is 2,144,408 ordinary shares. As of December 31, 2016, the number of shares authorized but unissued was 157,111,839 ordinary shares.

Share options granted are generally subject to a four‑year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to four‑year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of six or nine years from the date of grant.

On December 20, 2013,  2,485,189 share options were cancelled with the consent of the relevant eligible employees in exchange for new share options of the Company vesting over a period of four years and/or cash consideration payable over a period of four years. For the share options in exchange for new share options under HCML Share Option Scheme, this was accounted for as a modification of the original share options which did not result in any incremental fair value to the Group. For the share options in exchange for cash consideration, this was accounted for as a modification in classification that changed the award’s classification from equity‑settled to a liability.

A liability has been recognized on the modification date taking into account the requisite service period that has been provided by the employee at the modification date. As at December 31, 2016, US$1.4 million have been recognized in other payables. As at December 31, 2015, US$0.9 million and US$0.8 million were recognized in other non‑current liabilities and other payables respectively.

On June 15, 2016, 1,187,372 share options pursuant to the HMHL Share Option Schemes were cancelled with the consent of the relevant eligible employees in exchange for 593,686 new share options of the Company pursuant to the HCML Share Option Schemes.  This was accounted for as a modification of the original share options granted which did not result in any incremental fair value to the Group.

A summary of the subsidiary’s share option activity and related information follows:

			Weighted‑average
	Number of	Weighted‑average	remaining	Aggregate
	share	Exercise Price in	contractual life	intrinsic value
	options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2014	538,420	2.03	—	—
Granted	1,187,372	7.82
Exercised	(80,924)	1.5
Lapsed	(393,212)	2.15
Cancelled	(39,884)	1.7
Outstanding at December 31, 2014	1,211,772	7.71	8.84	134
Granted	—	—
Exercised	(24,400)	2.34
Lapsed	—	—
Cancelled	—	—
Outstanding at December 31, 2015	1,187,372	7.82	7.97	32,292
Granted	—	—
Exercised	—	—
Lapsed	—	—
Cancelled	(1,187,372)	7.82
Outstanding at December 31, 2016	—	—	—	—
Vested and expected to vest at December 31, 2014	769,714	7.75	8.88	54
Vested and exercisable at December 31, 2014	316,393	7.48	8.55	107
Vested and expected to vest at December 31, 2015	759,918	7.82	7.97	20,667
Vested and exercisable at December 31, 2015	593,686	7.82	7.97	16,146
Vested and expected to vest at December 31, 2016	—	—	—	—
Vested and exercisable at December 31, 2016	—	—	—	—

The subsidiary uses the Binomial model to estimate the fair value of share option awards using various assumptions that require management to apply judgment and make estimates, including:

Volatility

The subsidiary calculated its expected volatility with reference to the historical volatility of the comparable companies for the past five to six years as of the valuation date.

Risk‑free Rate

The risk‑free interest rates used in the Binomial model are with reference to the sovereign yield of the United States.

Dividends

The subsidiary has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Binomial model.

The following table summarizes the subsidiary’s share option values:

	Effective date of grant of share options
	August 2,		April 18,		December 17,
	2010		2011		2014
Value of each share option	US$	0.258	US$	0.923	US$	3.490
Significant inputs into the valuation model:
Exercise price	US$	2.240	US$	2.360	US$	7.820
Share price at effective date of grant	US$	1.030	US$	2.048	US$	7.820
Expected volatility		48.6%		55.4%		48.4%
Risk-free interest rate		2.007%		2.439%		1.660%
Contractual life of share options		6 years		6 years		9 years
Expected dividend yield		0%		0%		0%

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000, except
	per share data)
Weighted-average fair value of share option granted during the period	—	—	3.49
Total intrinsic value of share options exercised	—	352	247

Share‑based Compensation Expense

The subsidiary recognizes compensation expense for only the portion of options expected to vest, on a graded vesting approach over the requisite service period. The following table presents share‑based compensation expense included in the Group’s consolidated statements of operations:

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Research and development	502	1,063	293

As of December 31, 2016, the total unrecognized compensation cost was US$165,000, net of estimated forfeiture rate, which represents the expenses to be recognized for cash consideration payable related to the share option modification.

Cash received from option exercises under the share option plan for the years ended December 31, 2016, 2015 and 2014 were nil,  US$57,000 and US$121,000 respectively.

(iii) Long‑term Incentive Plan (“LTIP”)

The Company granted awards under LTIP on October 19, 2015. The LTIP awards grant to participating directors or employees a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the “Ordinary Shares”), to be purchased by a trustee consolidated by the Company (the “Trustee”) up to a maximum cash amount depending upon the achievement of annual performance targets for each financial year of the Company stipulated in the LTIP awards. The Trustee has been set up solely for the purpose of purchasing and holding the Ordinary Shares during the vesting period on behalf of the Group using funds provided by the Group.

On the determination date, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Ordinary Shares. The Ordinary Shares will then be held by the Trustee until they are vested. Vesting will occur one business day after the publication date of the annual report of the Company for the financial year falling two years after the financial year to which the LTIP award relates. Vesting will also depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. The initial LTIP awards will cover a three‑year period from 2014 to 2016 (the “LTIP Period”). The maximum cash amount per annum for the LTIP Period stipulated in the LTIP awards is approximately US$1.8 million.

LTIP awards prior to the determination date

As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment on the achievement of the performance target has been assigned to calculate the amount to be recognized as an expense over the requisite period with corresponding entry to liability. As at December 31, 2016 and 2015, approximately US$356,000 and US$75,000 was recorded as liability for LTIP awards prior to the determination date.

LTIP awards after the determination date

Upon the determination date, if the performance target is achieved, the Company will pay the fixed monetary amount to the Trustee to purchase the Ordinary Shares. If the performance target is not achieved, no Ordinary Shares of the Company will be purchased and the amount previously recorded in the liability will be reversed through profit or loss. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid‑in capital, as an equity‑settled award.

On March 24, 2016, the Company granted awards under the LTIP to senior managers, giving them a conditional right to receive ordinary shares to be purchased by the Trustee up to a maximum cash amount of US$312,500 in aggregate that do not stipulate performance targets.  Shares under such LTIP awards are subject to the vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.

Any ordinary shares purchased on behalf of an LTIP grantee are to be held by the Trustee until they are vested.  Vesting will also depend upon the continued employment of the award holder and will otherwise be at the discretion of the Board.

As at December 31, 2016, the number of Ordinary Shares purchased and held by the Trustee is 62,921 amounted to approximately US$2.4 million, with none and US$25,000 of the LTIP awards have been vested and forfeited during the year ended December 31, 2016. Other than the treasury shares, the Trustee does not have any assets or liabilities as at December 31, 2016. As at December 31, 2016, approximately US$604,000 was paid to the Trustee and debited to the additional paid‑in capital as treasury shares and approximately US$1,356,000 was recorded as a compensation expense with a credit to additional paid‑in capital.

The following table presents the expenses recognized under the LTIP awards:

	Year Ended
	December 31,
	2016	2015
	(in US$’000)
Research and development expenses	850	156
Administrative expenses	811	152
	1,661	308

As of December 31, 2016, the total unrecognized compensation cost was approximately US$1,466,000 net of the estimated probability rate, and will be recognized over the requisite period.